Discontinuing Operations - Schedule of Results of Consolidated Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 428		$ 10,066	$ 10,066	$ 22,538
Cost of revenues		567		7,667	7,554	15,634
Gross profit		(139)		2,399	2,512	6,904
Research and development		47		937	937	2,334
General and administrative	(9)	796	(83)	4,306
Sales and marketing		15		1,528	1,527	4,071
Restructuring costs		100		100	194	2,320
Transaction costs	9		9	651	560
Impairment of patents and other intangible assets		601		601	601
Total operating expenses		1,559	(74)	8,123	8,494	21,193
Income (loss) from discontinuing operations		(1,698)	74	(5,724)	(5,982)	(14,289)
Interest expense		(38)		(2,211)	(2,211)	(1,801)
Gain on disposal of Clinical Business		1,222		1,222	1,222
Gain on disposal of BioPharma Business		7,274		7,274	7,148
Total other income (expense)		8,458		6,285
Net income (loss) from discontinuing operations		6,760	74	561	177	(16,168)
Accounts receivable, net of allowance for doubtful accounts of $4,518 in 2020; $4,536 in 2019					71	6,261
Current assets of discontinuing operations					71	23,250	$ 25,577
Accounts payable and accrued expenses	578		578		1,137	8,470
Due to Interpace Biosciences, Inc.					92
Current liabilities of discontinuing operations	578		578		1,229	19,189	$ 21,516
Income (loss) from discontinuing operations		$ 6,760	74	561	177	(16,168)
Depreciation				542	542	1,292
Amortization				613	613	21
Provision for bad debts			(28)	323	1,074	2,514
Accounts payable settlements			(43)
Stock-based compensation			(8)	91	107	391
Amortization of operating lease right-of-use assets				436	358
Amortization of discount of debt and debt issuance costs				601	601	291
Loss on extinguishment of debt				328	328
Interest added to Convertible Note				343	343
Gain on disposal of Clinical business				(1,222)	(1,222)
Gain on disposal of BioPharma business				(7,274)	(7,148)
Accounts receivable			99	711	845	745
Other current assets				277	398	417
Other non-current assets				2	2	50
Accounts payable, accrued expenses and deferred revenue			(516)	(1,273)	(2,163)	886
Obligations under operating leases				(368)	(217)
Due to Interpace Biosciences, Inc.			(92)		92
Net cash used in operating activities, discontinuing operations			$ (514)	$ (5,309)	$ (5,421)	$ (9,351)